Supplemental Information on Oil and Natural Gas Operations (Unaudited) - Schedule of Proved Developed and Undeveloped Oil and Gas Reserve Quantities (Details)
MMcf in Thousands, MBoe in Thousands, MBbls in Thousands
	12 Months Ended
	Dec. 31, 2018 MBoe MBbls MMcf	Dec. 31, 2017 MBoe MBbls MMcf	Dec. 31, 2016 MBoe MBbls MMcf
Proved Developed and Undeveloped Reserve (Energy) [Roll Forward]
Balance, beginning | MBoe	231,309	13,057	2,484
Purchase of reserves | MBoe	0	53,986	111
Extensions and discoveries | MBoe	158,797	173,238	11,124
Revisions of previous estimates | MBoe	(68,209)	(369)	1,687
Production | MBoe	(15,938)	(8,603)	(2,350)
Balance, ending | MBoe	305,959	231,309	13,057
Oil (mbbl)
Proved Developed and Undeveloped Reserves [Roll Forward]
Balance, beginning	37,420	2,900	387
Purchase of reserves	0	9,843	22
Extensions and discoveries	34,714	30,554	2,632
Revisions of previous estimates	(12,087)	(3,583)	598
Production	(4,364)	(2,294)	(740)
Balance, ending	55,683	37,420	2,900
Natural Gas (mmcf)
Proved Developed and Undeveloped Reserves [Roll Forward]
Balance, beginning | MMcf	685,869	39,831	8,517
Purchase of reserves | MMcf	0	163,638	333
Extensions and discoveries | MMcf	451,750	486,510	33,218
Revisions of previous estimates | MMcf	(184,547)	20,844	4,145
Production | MMcf	(41,890)	(24,953)	(6,382)
Balance, ending | MMcf	911,182	685,869	39,831
NGLs (mbbl)
Proved Developed and Undeveloped Reserves [Roll Forward]
Balance, beginning	79,578	3,519	678
Purchase of reserves	0	16,870	33
Extensions and discoveries	48,791	61,599	2,956
Revisions of previous estimates	(25,365)	(260)	398
Production	(4,592)	(2,150)	(546)
Balance, ending	98,412	79,578	3,519